UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.03%

Aerospace & Defense 1.79%

DigitalGlobe, Inc.*	1,153,702	$28,958
TASER International, Inc.*	539,970	12,084
Total		41,042

Banks 0.84%

Western Alliance Bancorp*	511,821	19,122

Biotechnology 8.07%

ACADIA Pharmaceuticals, Inc.*	254,059	5,922
Agios Pharmaceuticals, Inc.*	327,235	15,655
ARIAD Pharmaceuticals, Inc.*	1,295,564	11,297
Exact Sciences Corp.*	1,647,537	25,669
Exelixis, Inc.*	2,443,680	25,878
Neurocrine Biosciences, Inc.*	199,172	8,718
Sage Therapeutics, Inc.*	382,468	16,653
Sarepta Therapeutics, Inc.*	217,301	8,527
Spark Therapeutics, Inc.*	410,262	19,286
TESARO, Inc.*	334,523	40,437
Ultragenyx Pharmaceutical, Inc.*	113,136	6,674
Total		184,716

Building Products 1.08%

Builders FirstSource, Inc.*	2,551,217	24,670

Capital Markets 1.31%

MarketAxess Holdings, Inc.	164,007	24,726
WisdomTree Investments, Inc.	598,946	5,139
Total		29,865

Chemicals 0.92%

Minerals Technologies, Inc.	313,755	21,084

Construction & Engineering 0.95%

Dycom Industries, Inc.*	282,739	21,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
Distributors 0.80%

Pool Corp.	197,809	$18,313

Diversified Telecommunication Services 0.42%

Cogent Communications Holdings, Inc.	263,031	9,706

Electric: Utilities 0.17%

Portland General Electric Co.	88,581	3,866

Electronic Equipment, Instruments & Components 1.53%

Belden, Inc.	355,863	23,064
Coherent, Inc.*	115,321	12,007
Total		35,071

Equity Real Estate Investment Trusts 0.54%

CoreSite Realty Corp.	94,584	6,974
CyrusOne, Inc.	118,262	5,276
Total		12,250

Food & Staples Retailing 1.12%

Performance Food Group Co.*	1,066,696	25,601

Food Products 1.46%

Blue Buffalo Pet Products, Inc.*	660,480	16,591
Calavo Growers, Inc.	283,519	16,770
Total		33,361

Gas Utilities 0.33%

New Jersey Resources Corp.	113,951	3,869
ONE Gas, Inc.	60,761	3,723
Total		7,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 8.57%

ABIOMED, Inc.*	115,748	$12,152
Glaukos Corp.*	930,141	31,067
Insulet Corp.*	703,038	26,097
Integra LifeSciences Holdings Corp.*	233,553	18,570
Masimo Corp.*	183,986	10,119
Nevro Corp.*	304,532	27,993
Penumbra, Inc.*	476,700	31,438
ZELTIQ Aesthetics, Inc.*	1,170,237	38,735
Total		196,171

Health Care Providers & Services 0.50%

HealthEquity, Inc.*	345,828	11,492

Health Care Technology 2.66%

Cotiviti Holdings, Inc.*	636,163	19,638
Veeva Systems, Inc. Class A*	1,064,039	41,338
Total		60,976

Hotels, Restaurants & Leisure 4.34%

Dave & Buster’s Entertainment, Inc.*	948,863	39,236
Panera Bread Co. Class A*	65,089	12,416
Planet Fitness, Inc. Class A*	1,570,628	33,297
Vail Resorts, Inc.	89,853	14,326
Total		99,275

Household Durables 1.70%

iRobot Corp.*	525,849	26,660
Universal Electronics, Inc.*	173,967	12,204
Total		38,864

Information Technology Services 1.50%

Cardtronics plc Class A (United Kingdom)*(a)	569,929	28,496
EPAM Systems, Inc.*	92,085	5,928
Total		34,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 2.02%

Etsy, Inc.*	2,501,808	$32,474
Wayfair, Inc. Class A*	412,823	13,759
Total		46,233

Internet Software & Services 13.02%

2U, Inc.*	1,021,973	35,626
Benefitfocus, Inc.*	713,636	23,193
Five9, Inc.*	971,097	13,906
GoDaddy, Inc. Class A*	475,565	17,020
GrubHub, Inc.*	1,117,219	42,577
Instructure, Inc.*	523,135	13,314
Match Group, Inc.*	1,191,674	21,522
Nutanix, Inc. Class A*	362,810	8,889
Shopify, Inc. Class A (Canada)*(a)	812,761	33,689
Shutterstock, Inc.*	434,133	25,610
Stamps.com, Inc.*	142,890	13,939
Trade Desk, Inc. (The) Class A*	51,819	1,305
Twilio, Inc. Class A*	259,533	8,855
Wix.com Ltd. (Israel)*(a)	962,547	38,502
Total		297,947

Life Sciences Tools & Services 2.98%

Bio-Techne Corp.	172,755	17,965
Charles River Laboratories International, Inc.*	154,830	11,749
Pacific Biosciences of California, Inc.*	3,109,093	26,427
Patheon NV (Netherlands)*(a)	471,101	11,961
Total		68,102

Machinery 1.24%

Nordson Corp.	283,392	28,376

Media 2.14%

IMAX Corp. (Canada)*(a)	594,819	17,993
Live Nation Entertainment, Inc.*	1,122,074	31,048
Total		49,041

Multi-Line Retail 0.71%

Ollie’s Bargain Outlet Holdings, Inc.*	592,462	16,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 1.28%

GasLog Ltd. (Monaco)(a)	1,900,184	$29,168

Personal Products 0.16%

elf Beauty, Inc.*	144,796	3,744

Pharmaceuticals 0.53%

GW Pharmaceuticals plc ADR*	103,767	12,181

Professional Services 2.31%

Insperity, Inc.	156,743	11,787
TransUnion*	530,908	16,586
WageWorks, Inc.*	415,878	24,516
Total		52,889

Semiconductors & Semiconductor Equipment 7.25%

Acacia Communications, Inc.*	231,701	16,147
Ambarella, Inc.*	294,296	18,061
Cirrus Logic, Inc.*	747,632	40,357
Inphi Corp.*	706,373	26,206
MaxLinear, Inc. Class A*	615,232	11,511
Mellanox Technologies, Ltd. (Israel)*(a)	144,208	6,259
Monolithic Power Systems, Inc.	389,114	30,666
Silicon Motion Technology Corp. ADR	414,009	16,813
Total		166,020

Software 16.36%

8x8, Inc.*	1,049,464	14,955
Atlassian Corp. plc Class A (Australia)*(a)	946,105	25,412
Blackline, Inc.*	190,117	4,325
BroadSoft, Inc.*	571,894	23,762
Callidus Software, Inc.*	584,369	10,665
Ellie Mae, Inc.*	405,313	42,919
Fair Isaac Corp.	236,919	28,591
Gigamon, Inc.*	606,032	33,514
HubSpot, Inc.*	482,683	25,317
Materialise NV ADR*	685,182	4,680
Paycom Software, Inc.*	859,748	44,475
Paylocity Holding Corp.*	767,796	33,391
Proofpoint, Inc.*	432,833	33,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

Investments	Shares	Fair Value (000)
Software (continued)

Ultimate Software Group, Inc. (The)*	94,997	$20,043
Zendesk, Inc.*	1,082,588	28,461
Total		374,436

Specialty Retail 2.23%

Burlington Stores, Inc.*	371,537	27,843
Five Below, Inc.*	615,363	23,125
Total		50,968

Technology Hardware, Storage & Peripherals 0.52%

Electronics For Imaging, Inc.*	281,980	11,993

Thrifts & Mortgage Finance 0.66%

LendingTree, Inc.*	188,317	15,037

Trading Companies & Distributors 2.02%

Beacon Roofing Supply, Inc.*	1,097,358	46,133

Total Common Stocks (cost $1,880,861,648)		2,197,684

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.44%

Repurchase Agreement

Repurchase Agreement dated 10/31/2016, 0.03% due 11/1/2016 with Fixed Income Clearing Corp. collateralized by $65,885,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $80,379,700; proceeds: $78,803,600 (cost $78,803,534)	$78,804	78,804

Total Investments in Securities 99.47% (cost $1,959,665,182)		2,276,488

Other Assets in Excess of Liabilities 0.53%		12,062

Net Assets 100.00%		$2,288,550

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2016

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,197,684	$—	$—	$2,197,684
Repurchase Agreement	—	78,804	—	78,804
Total	$2,197,684	$78,804	$—	$2,276,488

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,997,502,575
Gross unrealized gain	332,940,510
Gross unrealized loss	(53,955,138)
Net unrealized security gain	$278,985,372

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2016